Carrying Amounts and Fair Value of Financial Instruments (Summary of the carrying value and estimated fair value of financial instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Mar. 31, 2012
Financial Assets:
Cash And Cash Equivalents	$ 7,904	$ 9,331
Certificates of Deposits With Other Banks	1,729	1,727
Investment And Mortgage-Backed Securities	430,988	421,631
Loans Receivable, Net	397,706	428,511
FHLB Stock	6,179	8,471
Financial Liabilities:
Checking, Savings, And Money Market Accounts	383,534	371,295
Certificate Accounts	292,804	324,906
Advances From FHLB	105,257	122,070
Other Borrowed Money	9,317	9,801
Senior Convertible Debentures	5,155	6,084
Junior Subordinated Debentures	6,084	5,155
Netting
Financial Assets:
Cash And Cash Equivalents	7,904	9,331
Certificates of Deposits With Other Banks	1,729	1,727
Investment And Mortgage-Backed Securities	434,588	423,921
Loans Receivable, Net	397,360	427,212
FHLB Stock	6,179	8,471
Financial Liabilities:
Checking, Savings, And Money Market Accounts	383,534	371,295
Certificate Accounts	295,734	327,117
Advances From FHLB	113,471	131,679
Other Borrowed Money	9,317	9,801
Senior Convertible Debentures	5,155	6,084
Junior Subordinated Debentures	6,084	5,155
Fair Value, Inputs, Level 1
Financial Assets:
Cash And Cash Equivalents	7,904
Certificates of Deposits With Other Banks	0
Investment And Mortgage-Backed Securities	0
Loans Receivable, Net	0
FHLB Stock	6,179
Financial Liabilities:
Checking, Savings, And Money Market Accounts	383,534
Certificate Accounts	0
Advances From FHLB	0
Other Borrowed Money	9,317
Senior Convertible Debentures	0
Junior Subordinated Debentures	0
Fair Value, Inputs, Level 2
Financial Assets:
Cash And Cash Equivalents	0
Certificates of Deposits With Other Banks	1,729
Investment And Mortgage-Backed Securities	434,588
Loans Receivable, Net	0
FHLB Stock	0
Financial Liabilities:
Checking, Savings, And Money Market Accounts	0
Certificate Accounts	295,734
Advances From FHLB	113,471
Other Borrowed Money	0
Senior Convertible Debentures	5,155
Junior Subordinated Debentures	6,084
Fair Value, Inputs, Level 3
Financial Assets:
Cash And Cash Equivalents	0
Certificates of Deposits With Other Banks	0
Investment And Mortgage-Backed Securities	0
Loans Receivable, Net	397,360
FHLB Stock	0
Financial Liabilities:
Checking, Savings, And Money Market Accounts	0
Certificate Accounts	0
Advances From FHLB	0
Other Borrowed Money	0
Senior Convertible Debentures	0
Junior Subordinated Debentures	$ 0